Consolidated Balance Sheets - USD ($)	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Current assets:
Cash	$ 3,252,470	$ 1,050,060	$ 4,886,122
Prepaid expenses	260,059	253,833	488,821
Prepaid clinical service fees	587,833	733,916
Deferred offering costs		0	68,292
Total current assets	4,100,362	2,037,809	5,443,235
Furniture and equipment, net	18,828	24,213	16,797
Intangibles, net	2,442,239	2,617,239	2,967,239
Total Assets	6,561,429	4,679,261	8,427,271
Current liabilities:
Accounts payable	4,496,198	5,016,261	1,286,715
Accrued milestone payments	2,500,000	2,500,000
Accrued liabilities, salaries and interest payable	414,084	644,533	501,640
Accrued license fees	1,860,000	930,000
Convertible notes payable, net		1,634,458
Stock rescission liability		0	378,000
Total current liabilities	9,270,282	10,725,252	2,166,355
Long-term liabilities
Related party, derivative liability		2,008,907
Convertible notes payable, net			2,338,684
Total liabilities	9,270,282	15,371,777	4,505,039
Shareholders' (deficit) equity:
Series B convertible preferred stock	95	95
Common stock	91,061	63,644
Additional paid-in capital	82,881,900	60,766,047
Accumulated (deficit)	(85,681,909)	(71,522,302)	(46,434,232)
Total shareholders' (deficit)	(2,708,853)	(10,692,516)	3,922,232
Common and preferred stock subject to rescission			(378,000)
Total liabilities and shareholders' (deficit)	$ 6,561,429	4,679,261	8,427,271
Previously Reported
Shareholders' (deficit) equity:
Series B convertible preferred stock		247,556	266,251
Common stock		35,819,240	30,367,779
Additional paid-in capital		24,762,990	$ 20,100,434
Related Party
Long-term liabilities
Convertible notes payable, net		$ 2,637,618